Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (18,356)	$ (11,698)	$ (21,058)
Adjustments to reconcile net loss to net cash (used in) / provided by operating activities:
Depreciation	12,721	11,016	10,876
Amortization of deferred dry-docking costs	2,319	844	634
Amortization of deferred finance charges	1,107	1,140	1,173
Amortization of convertible note beneficial conversion feature	5,518	3,713	4,339
Stock based compensation	869	1,310	1,295
Amortization of deferred finance charges - related party	201	3,745	7
Gain on debt refinancing, gross of deferred financing fees and expenses	(5,556)	0	0
Impairment loss	0	0	7,267
Fair value measurement of units issued to former related party	596	0	0
Restructuring expenses	1,015	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	962	845	(511)
Inventories	(788)	1,427	(492)
Prepaid expenses	(740)	307	(424)
Other current assets	579	(212)	(534)
Deferred voyage expenses	(525)	311	(707)
Deferred charges, non-current	(1,145)	(2,297)	(32)
Other non-current assets	(3)	0	2
Trade accounts and other payables	(12,398)	1,679	5,499
Accrued liabilities	3,526	(5,502)	(760)
Deferred revenue	214	3,406	(851)
Deferred revenue, non-current	(301)	3,074	0
Other liabilities, non-current	450	0	0
Net cash (used in) / provided by operating activities	(9,735)	13,108	5,723
Cash flows from investing activities:
Vessels acquisitions and improvements	(20,189)	(12,349)	(30,921)
Net proceeds from sale of vessels	0	0	22,652
Term deposits	(1,600)	0	0
Other fixed assets, net	(75)	0	(558)
Net cash used in investing activities	(21,864)	(12,349)	(8,827)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	73,750	13,225	0
Proceeds from secured long-term debt	22,500	6,422	67,130
Proceeds from related party debt	0	5,000	2,000
Payments of financing and stock issuance costs	(3,640)	(698)	(1,153)
Repayments of long-term debt, and other financial liabilities	(52,514)	(17,598)	(68,468)
Repayments of related party debt	(1,000)	0	0
Net cash provided by / (used in) financing activities	39,096	6,351	(491)
Net increase / (decrease) in cash and cash equivalents and restricted cash	7,497	7,110	(3,595)
Cash and cash equivalents and restricted cash at beginning of period	14,554	7,444	11,039
Cash and cash equivalents and restricted cash at end of period	22,051	14,554	7,444
Cash paid during the period for:
Interest	10,270	14,144	18,504
Deposits	0	0	4,075
Noncash financing activities:
Units / shares issued to settle unpaid interest in connection with financing - former related party (Note 1, 7, 8 & 9)	4,814	2,115	0
Shares issued in lieu of interest payments in connection with financing - related party (Note 7, 8 & 9)	0	3,846	0
Units / shares issued to settle deferred finance cost in connection with financing - former related party (Note 1, 7 & 8)	1,374	239	0
Change in fair value of conversion option (Note 9)	4,924	0	0
Issuance of option for units (Note 9)	543	0	0
Unpaid interest waived - related party (Note 7 & 8)	0	96	0
Related party debt drawdown (Note 7 & 8)	0	2,000	0
Related party debt refinanced (Note 7 & 8)	0	(2,000)	0
Shares issued in connection with financing	$ 0	$ 0	$ 1,541